STOCK BASED COMPENSATION PLANS (10K) - Summary of information related to options (Details 4) - Stock options - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices				$ 4.17	$ 3.21
Options, Outstanding	610,141	538,888	120,000
Options Outstanding, Remaining Contractual Life	5 years 5 months 1 day	6 years 2 months 16 days	6 years 11 months 19 days
Options Exercisable	298,893	33,335
Options Exercisable, Remaining Contractual Life	5 years 2 months 1 day	5 years 11 months 19 days
Options Exercisable, Weighted Average Exercise Price	$ 1.87	$ 2.05
$1.62 to $1.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding	75,000
Options Outstanding, Remaining Contractual Life	5 years 6 months 4 days
Options Exercisable	25,002
Options Exercisable, Remaining Contractual Life	5 years 6 months 4 days
Options Exercisable, Weighted Average Exercise Price	$ 1.65
$1.62 to $1.68 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	1.62
$1.62 to $1.68 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	1.68
$1.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 1.80
Options, Outstanding	295,555
Options Outstanding, Remaining Contractual Life	5 years 1 month 28 days
Options Exercisable	195,555
Options Exercisable, Remaining Contractual Life	5 years 1 month 28 days
Options Exercisable, Weighted Average Exercise Price	$ 1.80
$2.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 2.05
Options, Outstanding	100,000
Options Outstanding, Remaining Contractual Life	4 years 11 months 19 days
Options Exercisable	66,670
Options Exercisable, Remaining Contractual Life	4 years 11 months 19 days
Options Exercisable, Weighted Average Exercise Price	$ 2.05
$2.09
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 2.09
Options, Outstanding	10,000
Options Outstanding, Remaining Contractual Life	5 years 6 months 29 days
Options Exercisable	3,333
Options Exercisable, Remaining Contractual Life	5 years 6 months 29 days
Options Exercisable, Weighted Average Exercise Price	$ 2.09
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 2.75
Options, Outstanding	25,000
Options Outstanding, Remaining Contractual Life	5 years 9 months 7 days
Options Exercisable	8,333
Options Exercisable, Remaining Contractual Life	5 years 9 months 7 days
Options Exercisable, Weighted Average Exercise Price	$ 2.75
$2.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 2.94
Options, Outstanding	75,000
Options Outstanding, Remaining Contractual Life	6 years 6 months 11 days
$3.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 3.38
Options, Outstanding	29,586
Options Outstanding, Remaining Contractual Life	6 years 22 days